Real Estate - Disposal Groups, Including Discontinued Operations (Detail) - USD ($)	3 Months Ended		9 Months Ended
	Sep. 30, 2019	Sep. 30, 2018	Sep. 30, 2019	Sep. 30, 2018
Revenues:
Rental income	$ 789,589	$ 815,168	$ 2,366,420	$ 2,314,405
Other income	1,041	1,072	4,754	8,635
Total revenues	790,630	816,240	2,371,174	2,323,040
Expenses:
Operating, maintenance and management	199,831	177,373	529,200	508,808
Real estate taxes and insurance	169,267	209,923	571,248	577,792
Fees to affiliates	36,135	33,012	103,855	88,769
Depreciation and amortization	96,270	303,428	709,579	904,845
Interest expense	0	75,800	0	484,049
Loss on debt extinguishment	0	184,527	0	184,527
General and administrative expenses	1,656	2,602	9,407	7,524
Total expenses	$ 503,159	$ 986,665	$ 1,923,289	$ 2,756,314